--------------------------------------------------------------------------------

DELAFIELD                                 600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FUND, INC.                                                        (212) 830-5200

================================================================================




Dear Shareholder:



We are pleased to present the semi-annual report of Delafield Fund, Inc. for the period January 1, 2001 through June 30, 2001.

The Delafield Fund's net asset value per share on June 30, 2001 was $19.50 as compared to $15.80 at December 31, 2000. The Fund had net assets of $127,446,515 and 854 active shareholders. The Fund registered an increase of 23.7% during the first-half year. The Fund held 50 companies, with the top ten holdings accounting for 31% of total net assets overall. Equity investments comprised 82% of the $127.4 million portfolio on June 30, 2001.

We thank you for your support and look forward to serving your needs.




Sincerely,


\s\J. Dennis Delafield                             \s\Vincent Sellecchia


J. Dennis Delafield                                           Vincent Sellecchia
Chairman                                                       President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2001
(UNAUDITED)

================================================================================

                                                                                                      Value
Common Stocks (82.35%)                                                        Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Building (1.40%)
Walter Industries, Inc.                                                       150,000           $     1,785,000
                                                                                                 --------------

Business Services (1.49%)
Modis Professional Services, Inc. *                                           275,000                 1,897,500
                                                                                                 --------------

Chemicals (8.12%)
Calgon Carbon Corporation                                                      95,000                   745,750
Crompton Corporation                                                          110,000                 1,199,000
Engelhard Corporation                                                         140,000                 3,610,600
Ferro Corporation                                                             100,000                 2,181,000
PolyOne Corporation                                                           190,000                 1,977,900
Solutia Inc.                                                                   50,000                   637,500
                                                                                                 --------------
                                                                                                     10,351,750
                                                                                                 --------------

Computer & Computer Services (1.44%)
Unisys Corporation *                                                          125,000                 1,838,750
                                                                                                 --------------

Consumer Products & Services (9.73%)
(The) Black & Decker Corporation                                               25,000                   986,500
Bush Industries, Inc.                                                         176,000                 2,314,400
Furniture Brands International, Inc.*                                          90,000                 2,520,000
Harman International Industries, Incorporated                                  50,000                 1,904,500
Huffy Corporation *                                                           200,000                 1,928,000
Russ Berrie & Company, Inc.                                                    49,000                 1,440,600
Water Pik Technologies, Inc. *                                                155,000                 1,309,750
                                                                                                 --------------
                                                                                                     12,403,750
                                                                                                 --------------

Energy (3.32%)
Convanta Energy Corporation *                                                 100,000                 1,846,000
Forest Oil Corporation *                                                       85,000                 2,380,000
                                                                                                 --------------
                                                                                                      4,226,000
                                                                                                 --------------

Financial Products & Services (8.37%)
Deluxe Corporation                                                            110,000                 3,179,000
Harland (John H.) Company                                                     150,000                 3,495,000
Moore Corporation Limited *                                                    51,400                   278,588
ProQuest Company*                                                             120,000                 3,720,000
                                                                                                 --------------
                                                                                                     10,672,588
                                                                                                 --------------

Food Processing (2.85%)
International Multifoods Corporation *                                        175,000                 3,631,250
                                                                                                 --------------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                     Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Industrial Distribution (4.68%)
MSC Industrial Direct Company, Inc. *                                         343,000           $     5,968,200
                                                                                                 --------------

Industrial Products (16.09%)
AMETEK, Inc.                                                                  115,000                 3,513,250
Carlisle Companies, Incorporated                                               80,000                 2,789,600
Flowserve Corporation *                                                       100,000                 3,075,000
Harsco Corporation                                                             40,000                 1,085,200
Kennametal Inc.                                                               115,000                 4,243,500
National Service Industries, Inc.                                              50,000                 1,128,500
Navistar International Corporation*                                            85,000                 2,391,050
Rockwell International Corporation                                            110,000                 1,688,500
UNOVA, Inc. *                                                                  85,000                   584,800
                                                                                                 --------------
                                                                                                     20,499,400
                                                                                                 --------------

Information Processing (2.59%)
FileNET Corporation *                                                          75,000                 1,110,000
Reynolds and Reynolds Company                                                 100,000                 2,195,000
                                                                                                 --------------
                                                                                                      3,305,000
                                                                                                 --------------

Insurance (1.02%)
Phoenix Companies Inc.*                                                        70,000                 1,302,000
                                                                                                 --------------

Insurance (Property/Casualty) (0.10%)
Danielson Holding Corporation *                                                27,200                   121,040
                                                                                                 --------------

Insurance (Reinsurance) (3.78%)
Trenwick Group Ltd.                                                           210,000                 4,813,200
                                                                                                 --------------

Metals/Mining (2.51%)
Commercial Metals Company                                                     100,000                 3,203,000
                                                                                                 --------------

Real Estate (2.79%)
Kimco Realty Corporation                                                       75,000                 3,551,250
                                                                                                 --------------

Telecommunication (2.10%)
Sprint Corporation                                                            125,000                 2,670,000
                                                                                                 --------------

Telecommunication Equipments (2.33%)
Andrew Corporation *                                                           65,000                 1,199,250
CommScope, Inc.*                                                               40,000                   940,000
Corning Incorporated                                                           50,000                   835,500
                                                                                                 --------------
                                                                                                      2,974,750
                                                                                                 --------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2001
(UNAUDITED)
================================================================================

                                                                                                      Value
Common Stocks (Continued)                                                     Shares                 (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Textile/Apparel (2.28%)
Burlington Industries, Inc.*                                                 390,000            $       897,000
Delta Apparel, Inc.*                                                          80,000                  1,372,000
Delta Woodside Industries, Inc.*                                             800,000                    640,000
                                                                                                 --------------
                                                                                                      2,909,000
                                                                                                 --------------

Miscellaneous (5.36%)
Minerals Technologies Inc.                                                    75,000                  3,219,000
Sensormatic Electronics Corporation *                                        191,000                  3,247,000
Zebra Technologies Corporation *                                               7,500                    368,400
                                                                                                 --------------
                                                                                                      6,834,400
                                                                                                 --------------
Total Common Stocks (Cost $80,392,982)                                                          $   104,957,828
                                                                                                 --------------

Corporate Bonds (0.20%)
Engineering & Machinery (0.20%)
Briggs & Stratton, 8.875%, due 03/15/2011                                    250,000                    253,750
                                                                                                 --------------
Total Corporate Bonds (Cost $244,883)                                                           $       253,750
                                                                                                 --------------


Short-Term Investments (15.54%)                                                 Face                  Value
Repurchase Agreements (15.54%)                                                 Amount                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Securities Inc., 3.92%, due 07/02/2001
(Collateralized by $20,201,795, Federal Home Loan, 6.000% to 6.275%
due 07/08/02 to 10/30/02)                                                $19,801,000                 19,801,000
                                                                                                 --------------
Total Short-Term Investments (Cost $19,801,000)                                                 $    19,801,000
                                                                                                 --------------
Total Investments (98.09%) (Cost $100,438,865+)                                                     125,012,578
Cash and Other Assets, Net of Liabilities (1.91%)                                                     2,433,937
                                                                                                 --------------
Net Assets (100.00%) 6,537,223 Shares Outstanding (Note 3)                                      $   127,446,515
                                                                                                 ==============
Net asset value, offering and redemption price per share:                                       $         19.50
                                                                                                 ==============

*    Non-income  producing.
+ Aggregate cost for Federal income tax purposes is $100,676,616. Aggregate unrealized appreciation and depreciation are, based on cost for Federal income tax purposes, are $26,863,343 and $2,527,381, respectively.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2001
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
   Interest.....................................................................        $     329,227
   Dividends (Net of $4,875 foreign tax withheld)...............................              568,895
                                                                                         ------------
     Total income...............................................................              898,122
                                                                                         ------------
Expenses: (Note 2)
   Investment management fee....................................................              439,299
   Administration fee...........................................................              115,316
   Custodian expenses...........................................................                8,751
   Shareholder servicing and related shareholder expenses.......................               54,428
   Legal, compliance and filing fees............................................               33,894
   Audit and accounting.........................................................               32,333
   Directors' fees and expenses.................................................                3,756
   Other........................................................................                1,642
                                                                                         ------------
      Total expenses............................................................              689,419
      Less: Expenses paid indirectly............................................        (       4,260)
                                                                                         ------------
   Net expenses.................................................................              685,159
                                                                                         ------------
Net investment income...........................................................              212,963
                                                                                         ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................            6,354,938
Net change in unrealized appreciation (depreciation) of investments.............           16,468,097
                                                                                         ------------
      Net gain (loss) on investments............................................           22,823,035
                                                                                         ------------
Increase (decrease) in net assets from operations...............................        $  23,035,998
                                                                                         ============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                               Six Months
                                                                                 Ended                  Year
                                                                             June 30, 2001              Ended
                                                                              (Unaudited)         December 31, 2000
                                                                               ---------          -----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:

 Net investment income..................................................    $       212,963        $       448,069

 Net realized gain/(loss) on investments................................          6,354,938              1,024,217

 Net change in unrealized appreciation (depreciation) ..................         16,468,097              9,709,384
                                                                             --------------         --------------

  Increase (decrease) in net assets from operations.....................         23,035,998             11,181,670

Distributions from:

 Net investment income..................................................    (       255,917)       (       448,069)

 Net realized gain/(loss) on investments................................              --           (       986,887)

 Return of capital......................................................              --           (         1,651)

Capital share transactions (Note 3)

       Institutional Class..............................................          5,951,740              3,442,007

       Retail Class.....................................................              --           (           731)
                                                                             --------------         --------------

  Total increase (decrease).............................................         28,731,821             13,186,339

Net Assets:

 Beginning of period....................................................         98,714,694             85,528,355
                                                                             --------------         --------------

 End of period (including distribution in excess of net investment
  income of $42,954 and $0, respectively)...............................    $   127,446,515        $    98,714,694
                                                                             ==============         ==============


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1.   Summary of Accounting Policies

Delafield Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2.   Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") equal to .80% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Brokerage commissions paid during the period to the Distributor amounted to $66,666.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,500 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $27,507 paid to Reich & Tang Services, Inc., an affiliate of the Manager as shareholder servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $4,260.

3.   Capital Stock

On June 16, 2000, the Fund acquired the net assets of Reich & Tang Equity Fund, Inc. ("RTEF") pursuant to a plan of reorganization approved by RTEF shareholders. The merger was accompanied by a tax-free exchange of 1,919,954 shares of the Fund (valued at $14.43 per share) for the net assets of RTEF which aggregated $27,704,933, including $1,726,234 of unrealized appreciation. The combined net assets of the Fund immediately after the merger were $106,648,632.

At June 30, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $96,585,566. The Fund discontinued sales of Retail Class shares on August 22, 2000. Transactions in capital stock were as follows:






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)

                                                   Six Months                               Year
Institutional Class                                   Ended                                 Ended
-------------------                               June 30, 2001                       December 31, 2000
                                         -----------------------------          ---------------------------
                                             Shares           Amount               Shares           Amount
                                         ------------      -----------          ------------   ------------
Sold..................................      1,493,721     $  27,325,827            1,037,172  $  14,897,365
Shares issued on merger...............             --                --            1,919,954     27,704,933
Issued on reinvestment of dividends...         13,233           246,411               89,370      1,381,663
Redeemed..............................  (   1,216,349)    (  21,620,498)       (   2,876,721) (  40,541,954)
                                         ------------      ------------         ------------   ------------
Net increase (decrease)...............        290,605     $   5,951,740              169,775  $   3,442,007
                                         ============      ============         ============   ============






                                                                                        March 13, 2000
Retail Class                                                                     (Commencement of Sales) to
------------                                                                 August 1, 2000 (final redemption)
                                                                             ---------------------------------
                                                                                   Shares           Amount
                                                                                ------------   ------------
Sold..................................                                                   393  $       4,908
Issued on reinvestment of dividends...                                                    --             --
Redeemed..............................                                         (         393)  (      5,639)
                                                                                ------------    -----------
Net increase (decrease)...............                                                    --  $(        731)
                                                                                ============    ===========



4.   Investment Transactions

Purchases and sales of investment securities, other than U.S. Government direct and agency obligations and short-term investments, totaled $35,802,897 and $46,159,445, respectively. Accumulated undistributed realized gains at June 30, 2001 amounted to $6,330,190.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DELAFIELD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5.   Financial Highlights


                                           Six Months                                   Year Ended
                                             Ended                                      December 31,
                                          June 30, 2001      -----------------------------------------------------------------
                                           (Unaudited)         2000          1999          1998          1997          1996
                                            ---------        ---------     ---------     ---------     ---------     ---------
Per Share Operating Performance:
(for a share outstanding
     throughout the period)
Net asset value, beginning of period....... $  15.80         $  14.07      $  13.06      $  14.88      $  13.49      $  12.26
                                            ---------        ---------     ---------     ---------     ---------     ---------
Income from investment operations:
   Net investment income...................     0.04             0.07          0.09         0.12           0.21          0.16
Net realized and unrealized
   gains (losses) on investments...........     3.70             1.89          1.01      (   1.82)         2.42          3.07
                                            ---------        ---------     ---------     ---------     ---------     ---------
Total from investment operations...........     3.74             1.96          1.10      (   1.70)         2.63          3.23
                                            ---------        ---------     ---------     ---------     ---------     ---------
Less distributions:
   Dividends from net investment income.... (   0.04)        (   0.07)     (   0.09)     (   0.12)     (   0.21)     (   0.16)
   Distributions from net realized gains
     on investments........................    --            (   0.16)        --            --         (   1.03)     (   1.84)
                                            ---------        ---------     ---------     ---------     ---------     ---------
Total distributions........................ (   0.04)        (   0.23)     (   0.09)     (   0.12)     (   1.24)     (   2.00)
                                            ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............. $  19.50         $  15.80      $  14.07      $  13.06      $  14.88      $  13.49
                                            =========        =========     =========     =========     =========     =========
Total Return...............................    23.68%(a)        13.98%         8.40%     (  11.47%)       19.66%        26.35%
Ratios/Supplemental Data
Net assets, end of period (000)............ $ 127,447        $  98,715     $  85,528     $ 103,730     $ 146,624     $  61,279
Ratios to average net assets:
   Expenses, net of fees waived(b).........     1.26%(c)         1.28%         1.25%         1.24%         1.29%         1.29%
   Net investment income...................     0.39%(c)         0.52%         0.56%         0.83%         1.64%         1.18%
   Management, administration and
    shareholder servicing fees waived......     0.00%(c)         0.00%         0.00%         0.16%         0.20%         0.20%
   Expenses paid indirectly................     0.01%(c)         0.00%         0.00%         0.00%         0.00%         0.01%
Portfolio turnover rate....................    36.79%(c)        99.53%       105.37%        81.56%        55.43%        75.54%




(a)  Not annualized
(b)  Includes expense offsets.
(c)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------



Delafield Fund, Inc.

   600 Fifth Avenue
   New York, New York 10020

Manager

   Reich & Tang Asset Management, LLC
   600 Fifth Avenue
   New York, New York 10020

Custodian

   The Bank of New York
   100 Church Street
   New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent

   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020



(GRAPHIC OMITTED)



DEL6/01S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                                              June 30, 2001

                                                        Delafield Fund, Inc


                                                          (GRAPHIC OMITTED)












                                                                SEMI-ANNUAL
                                                                (Unaudited)